Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Assets
Schedule of Components of other current assets

Components of other current assets are as follows:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Receivables from financial leasing service	64,686	1,030	158
Advance to vendors	11,051	16,632	2,549
Deposits for lending service	670	2,166	332
Receivables from equity transfer	42,985	20,843	3,194
VAT receivable	71,337	76,186	11,676
Others	52,972	82,590	12,658
Total	243,701	199,447	30,567